FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Values and Carrying Values of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Carrying Value	$ 17,055	$ 14,986
Fair Value	$ 16,959	$ 14,849